Summary Of Significant Accounting Policies (Stock-Based Compensation) (Details) (USD $)	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Summary Of Significant Accounting Policies
Weighted-average fair value	$ 12.88	$ 10.74	$ 10.52
Dividend yield	3.00%	2.80%	2.10%
Expected volatility of stock	39.10%	40.60%	34.40%
Risk-free interest rate	2.21%	2.96%	3.46%
Expected option life, years	6.7	6.6	6.4